Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cash flow hedges	$ 95	$ 10
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total loss reclassified to net income	(102)	(13)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax	39	1
Cash flow hedges	(95)	(10)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member] | Sales [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cash flow hedges	(86)	(28)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member] | Cost of Sales [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cash flow hedges	(45)	17
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member] | Interest Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cash flow hedges	(3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Other Long-Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax	2	1
Other long-term liabilities	(7)	(3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Other Long-Term Liabilities [Member] | Cost of Sales [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other long-term liabilities	$ (9)	$ (4)